Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Allowance for doubtful accounts receivable	$ 48	¥ 316	$ 27	¥ 177
Allowance for loans and interest receivable, current	101	660		49
Allowance for loans and interest receivable, non current	16	104		69
Total current liabilities	12,611	82,057		46,102
Total non-current liabilities	$ 6,040	¥ 39,299		¥ 38,152
Common stock, par value per share | $ / shares			$ 0.00005
Common stock, shares authorized	870,400,000	870,400,000	870,400,000	870,400,000
Variable Interest Entity, Primary Beneficiary
Total current liabilities	$ 2,886	¥ 18,775		¥ 20,915
Total non-current liabilities	$ 792	¥ 5,151		¥ 1,107
Class A Ordinary Shares
Common stock, par value per share | $ / shares	$ 0.00005		$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000	825,000,000	825,000,000
Common stock, shares issued	27,614,978	27,614,978	27,325,551	27,325,551
Common stock, shares outstanding	27,614,978	27,614,978	27,325,551	27,325,551
Class B Ordinary Shares
Common stock, par value per share | $ / shares	$ 0.00005		$ 0.00005
Common stock, shares authorized	35,400,000	35,400,000	35,400,000	35,400,000
Common stock, shares issued	7,201,254	7,201,254	7,401,254	7,401,254
Common stock, shares outstanding	7,201,254	7,201,254	7,401,254	7,401,254